Other Components of Equity - Schedule of Other Components of Equity (Details) - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		$ (48,649)	$ (48,118)
Reclassified to consolidated statements of income			375	$ 804
Impact of translation difference		5,610	(6,250)	3,872
Impairment loss on available-for-sale financial assets			(2,436)
Other comprehensive loss due to translation of foreign operations		(13,934)	(1,153)	6,618
Movement in reserve, ending balance		(79,696)	(48,649)	(48,118)
Hedging Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance			(375)	(1,179)
Reclassified to consolidated statements of income			375	804
Movement in reserve, ending balance				(375)
Revaluation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		1,835	1,829	1,856
Gain recognized on revaluation of property and equipment		1,019
Impact of translation difference		78	6	(27)
Movement in reserve, ending balance		2,932	1,835	1,829
Available for Sale Fair Value Reserves
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		6,238	6,238	6,622
Impairment loss on available-for-sale financial assets		(24,687)		(384)
Movement in reserve, ending balance		(18,449)	6,238	6,238
Currency Translation Reserve
Disclosure of reserves within equity [line items]
Movement in reserve, opening balance		(56,722)	(55,810)	(60,609)
Adoption of IFRS 9 (net of tax)		(34)
Other comprehensive loss due to translation of foreign operations	[1]	(7,423)	(912)	4,799
Movement in reserve, ending balance		$ (64,179)	$ (56,722)	$ (55,810)

[1]	Includes movement in foreign currency translation reserves arising on account of deconsolidation of financial asset.